Condensed financial information of registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit and Loss Accounts
Gains on financial instruments held at fair value through profit and loss		$ 15,784	$ 5,250	$ 9,400
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns) note	[1]	5,121	3,239	2,272
Tax credit on profit on ordinary activities		(1,002)	(824)	(560)
Profit for the year		3,978	2,285	1,701
Items that will not be reclassified subsequently to profit or loss:
Total comprehensive income for the year		4,421	1,976	1,585
Parent Company
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		2,191	825	1,430
Investment expenses and charges		(224)	(209)	(203)
Gain on transfer of debt to Prudential Funding (Asia) PLC		0	0	370
Write-down of investment in Prudential Group Holdings Limited		(482)	0	0
Gains on financial instruments held at fair value through profit and loss		(161)	210	0
Other corporate income (expenditure)		1	(39)	(47)
Foreign currency exchange losses		(7)	(1)	(27)
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns) note		1,318	786	1,523
Tax credit on profit on ordinary activities		0	0	2
Profit for the year		1,318	786	1,525
Items that will not be reclassified subsequently to profit or loss:
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income		0	0	8
Total comprehensive income for the year		$ 1,318	$ 786	$ 1,533

[1]	Note
This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the
Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders.
These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.